      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 26, 2000

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

XX   Post-Effective Amendment No. 28

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 XX  Amendment No. 30

                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado     80206
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         XX       on June 29, 2000 pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment
                  (post-effective Amendment No. 23)

Title of Securities Being Registered: Shares of Beneficial Interest of the
                                     -------------------------------------------
Berger Large Cap Value Fund - Investor Shares and Institutional Shares
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



                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on December 15, 1999 and pursuant to that paragraph would become effective on February 28, 2000. Post-Effective Amendment Nos. 25, 26 and 27 under the Securities Act of 1933 and Amendment Nos. 27, 28 and 29 under the Investment Act of 1940 (the "Amendment") were filed pursuant to paragraph (b) of Rule 485 on February 28, 2000, extending the effective date to March 29, 2000, on March 28, 2000, extending the effective date to April 28, 2000, and on April 28, 2000, extending the effective date to May 29, 2000, respectively.

         The Registrant hereby designates June 29, 2000 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment No. 28 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 26th day of May, 2000.

                                        BERGER INVESTMENT PORTFOLIO TRUST
                                        ----------------------------------------
                                        (Registrant)

                                        By    /s/  Jack R. Thompson
                                           -------------------------------------
                                           Name:  Jack R. Thompson
                                                --------------------------------
                                           Title:  President
                                                 -------------------------------

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                                        Title                                                 Date
       ---------                                        -----                                                 ----

/s/  Jack R. Thompson                              President (Principal                                       May 26, 2000
---------------------------------                  Executive Officer)
Jack R. Thompson                                   and Director

/s/  David J. Schultz                              Vice President and                                         May 26, 2000
---------------------------------                  Treasurer (Principal
David J. Schultz                                   Financial Officer)

       Signature                                        Title                                                 Date
       ---------                                        -----                                                 ----

/s/  John Paganelli                                Assistant Treasurer                                        May 26, 2000
---------------------------------                  (Principal Accounting
John Paganelli                                     Officer)

Dennis E. Baldwin                                  Trustee                                                    May 26, 2000
---------------------------------
Dennis E. Baldwin*


Louis R. Bindner                                   Trustee                                                    May 26, 2000
---------------------------------
Louis R. Bindner*


Katherine A. Cattanach                             Trustee                                                    May 26, 2000
---------------------------------
Katherine A. Cattanach*

Paul R. Knapp                                      Trustee                                                    May 26, 2000
---------------------------------
Paul R. Knapp*


Harry T. Lewis, Jr.                                Trustee                                                    May 26, 2000
---------------------------------
Harry T. Lewis, Jr.*


Michael Owen                                       Trustee                                                    May 26, 2000
---------------------------------
Michael Owen*


William Sinclaire                                  Trustee                                                    May 26, 2000
---------------------------------
William Sinclaire*


/s/  Jack R. Thompson
---------------------------------
*  By Jack R. Thompson
   Attorney-in-Fact